Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Nov. 30, 2016	Jun. 30, 2016	May 31, 2016	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 08, 2020	Sep. 19, 2019
Class of Warrant or Right [Line Items]
Expected life (in years)							5 years 10 months 24 days	6 years	5 years 10 months 24 days	5 years 10 months 24 days
Dividend yield							0.00%	0.00%	0.00%	0.00%
Long-term debt									$ 20,000
Amount included in loss on extinguishment of convertible term loan					$ (1,207)		$ (1,207)
Change in fair value of warrant liabilities					$ (22)	$ (4,885)	$ (261)	$ (7,706)	(8,212)	$ (4,617)
Convertible Term Loan [Member]
Class of Warrant or Right [Line Items]
Long-term debt	$ 20,000								$ 20,000			$ 20,000
Common Stock Warrants [Member] | Pontifax [Member]
Class of Warrant or Right [Line Items]
Warrants issued to purchase shares of common stock	250,000				250,000		250,000		250,000
Exercise price	$ 6.57								$ 6.57		$ 2.08
Warrant expiration date	Sep. 19, 2025
Expected life (in years)	6 years						6 years		6 years
Expected volatility of common stock Minimum	83.20%
Risk free interest rate	1.70%
Dividend yield	0.00%
Fair value of equity	$ 600								$ 600
Amount included in loss on extinguishment of convertible term loan	$ 500
Incremental expense of warrant liabilities					$ 54,000
May 2016 IPO warrants [Member]
Class of Warrant or Right [Line Items]
Expected life (in years)				4 years 11 months 26 days
Expected volatility of common stock Minimum				87.00%
Risk free interest rate				1.20%
Dividend yield				0.00%
June 2016 IPO warrants [Member]
Class of Warrant or Right [Line Items]
Expected life (in years)			4 years 11 months 1 day
Expected volatility of common stock Minimum			87.00%
Risk free interest rate			1.23%
Dividend yield			0.00%
September 2019 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued to purchase shares of common stock	15,000
Exercise price	$ 4.21
Warrant expiration date	Sep. 19, 2021
Expected life (in years)	2 years
Expected volatility of common stock Minimum	69.40%
Risk free interest rate	1.70%
Dividend yield	0.00%
Fair value of equity	$ 19,000
Change in fair value of warrant liabilities							$ 13,000		6,000
IPO [Member]
Class of Warrant or Right [Line Items]
Warrants issued to purchase shares of common stock			747	27,600
Exercise price					$ 15.00		$ 15.00
Warrant expiration date							May 05, 2021
Fair value of equity			$ 200						200
Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants issued to purchase shares of common stock		1,644,737
Exercise price		$ 10.79								$ 10.79
Warrant expiration date		Nov. 23, 2021
Issuance of common stock		1,644,737
Shares issued price per share		$ 9.12
Private Placement [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of equity		$ 8,300			$ 38,000		$ 38,000		$ 300	$ 8,500
Shares Exercised During the period							10,960			10,960
BioHEP Technologies Ltd. [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price									$ 16.00
Warrant expiration date									Aug. 01, 2018
Expected life (in years)									2 years 7 months 6 days
Expected volatility of common stock Minimum									71.00%
Risk free interest rate									1.01%
Dividend yield									0.00%
Fair value of equity									$ 800
Issuance of common stock									125,000